Commitments and Contingencies (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) $ in Millions	Jan. 02, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 53
2017	36
2018	26
2019	22
2020	21
After 2020	$ 32